Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Breakdown of Cash and Cash Equivalents
The following table provides a breakdown for cash and cash equivalents:

	At December 31,
(€ thousands)	2024	2023
Cash on hand	2,465	3,275
Bank balances	216,665	293,004
Total cash and cash equivalents	219,130	296,279